Supplemental cash flow information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplemental disclosure of non-cash financing activities
Non-cash capital contribution from conversion of debt	$ 0	$ 101,500	$ 0
Non-cash elimination to equity at IPO (note 2)	0	45,799	0
Noncash or Part Noncash Acquisition, Debt Assumed	194,160
Supplemental disclosure of non-cash investing activities
Non-cash acquisition of total assets excluding goodwill of the Höegh Gallant (note 4); less cash acquired of $7,695	(380,124)	0	0
Non-cash acquisition of total liabilities of the Höegh Gallant (note 4)	193,910	0	0
Non-cash acquisition of goodwill in the Höegh Gallant (note 4)	(251)	0	0
Total non-cash acquisition of net assets	(186,465)
Non-cash capitalized interest for newbuilding	0	1,418	0
Demand Note [Member]
Supplemental disclosure of non-cash financing activities
Noncash or Part Noncash Acquisition, Debt Assumed	140,000	0	0
Sellers Credit [Member]
Supplemental disclosure of non-cash financing activities
Noncash or Part Noncash Acquisition, Debt Assumed	47,000	0	0
Working Capital Adjustment [Member]
Supplemental disclosure of non-cash financing activities
Noncash or Part Noncash Acquisition, Debt Assumed	$ 7,160	$ 0	$ 0